Schedule of Investments (unaudited)
December 31, 2024
BlackRock 80/20 Target Allocation Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Investment Companies(a)
Equity Funds — 83.7%
BlackRock Technology Opportunities Fund, Class K	476,898	$ 34,956,644
BlackRock U.S. Equity Factor Rotation ETF	2,680,469	137,374,036
BlackRock Unconstrained Equity Fund, Class K(b)	4,462,615	62,387,357
iShares Core MSCI Emerging Markets ETF	555,634	29,015,207
iShares Core S&P 500 ETF	546,080	321,466,374
iShares MSCI EAFE Growth ETF	1,155,548	111,891,713
iShares MSCI EAFE Value ETF(c)	1,920,692	100,778,709
iShares MSCI Emerging Markets ex China ETF	1,074,929	59,604,813
iShares MSCI U.S.A. Momentum Factor ETF(c)	226,364	46,839,239
iShares MSCI U.S.A. Quality Factor ETF(c)	856,081	152,450,905
iShares S&P 500 Growth ETF(c)	1,691,612	171,749,366
iShares S&P 500 Value ETF	517,212	98,725,427
iShares U.S. Infrastructure ETF(c)	727,409	33,671,763
iShares U.S. Technology ETF(c)	223,816	35,703,128
		1,396,614,681
Fixed-Income Funds — 16.2%
BlackRock Strategic Income Opportunities Portfolio, Class K	3,565,686	33,802,700
BlackRock Total Return Fund, Class K	8,613,435	83,808,719
BlackRock U.S. Mortgage Portfolio, Institutional Class	3,805,865	33,796,083
iShares 20+ Year Treasury Bond ETF	367,640	32,106,001
iShares Core Total USD Bond Market ETF	1,922,678	86,905,046
		270,418,549
Total Long-Term Investments — 99.9% (Cost: $1,438,986,251)		1,667,033,230
Security	Shares	Value
Short-Term Securities
Money Market Funds — 4.9%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.63%(a)(d)(e)	78,468,027	$ 78,507,261
BlackRock Liquidity Funds, T-Fund, Institutional Shares, 4.36%(a)(d)	3,429,062	3,429,062
Total Short-Term Securities — 4.9% (Cost: $81,939,675)		81,936,323
Total Investments — 104.8% (Cost: $1,520,925,926)		1,748,969,553
Liabilities in Excess of Other Assets — (4.8)%		(79,811,743)
Net Assets — 100.0%		$ 1,669,157,810
(a)	Affiliate of the Fund.
(b)	Non-income producing security.
(c)	All or a portion of this security is on loan.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended December 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 09/30/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/24	Shares Held at 12/31/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ 48,630,283	$ 28,582,497(a)	$ —	$ 1,319,334	$ (24,853)	$ 78,507,261	78,468,027	$ 89,555(b)	$ —
BlackRock Emerging Markets Fund, Inc., Class K(c)	35,522,298	500,922	(35,212,924)	1,785,647	(2,595,943)	—	—	—	—
BlackRock Liquidity Funds, T-Fund, Institutional Shares	3,205,960	223,102(a)	—	—	—	3,429,062	3,429,062	38,470	—
BlackRock Strategic Income Opportunities Portfolio, Class K	31,596,540	2,772,754(a)	—	—	(566,594)	33,802,700	3,565,686	394,694	—

Schedule of Investments (unaudited)  (continued)
December 31, 2024
BlackRock 80/20 Target Allocation Fund
Affiliates (continued)
Affiliated Issuer	Value at 09/30/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/24	Shares Held at 12/31/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Technology Opportunities Fund, Class K	$ 32,162,863	$ 2,570,282	$ (225,596)	$ (5,676)	$ 454,771	$ 34,956,644	476,898	$ —	$ 1,311,180
BlackRock Total Return Fund, Class K	81,106,131	6,963,158	(563,991)	(14,845)	(3,681,734)	83,808,719	8,613,435	973,704	58,901
BlackRock U.S. Equity Factor Rotation ETF	128,636,396	5,374,967	(1,205,410)	(603)	4,568,686	137,374,036	2,680,469	336,097	—
BlackRock U.S. Mortgage Portfolio, Institutional Class	31,373,358	3,467,609	(225,596)	(3,488)	(815,800)	33,796,083	3,805,865	456,397	77,117
BlackRock Unconstrained Equity Fund, Class K	62,427,263	2,518,202	(451,192)	(11,355)	(2,095,561)	62,387,357	4,462,615	—	—
iShares 20+ Year Treasury Bond ETF	33,243,539	2,876,436	(224,282)	(22,126)	(3,767,566)	32,106,001	367,640	459,915	—
iShares Core MSCI Emerging Markets ETF	—	31,364,789	(98,749)	(6,390)	(2,244,443)	29,015,207	555,634	633,352	—
iShares Core S&P 500 ETF	313,961,972	13,128,848	(12,135,237)	1,089,394	5,421,397	321,466,374	546,080	1,162,597	—
iShares Core Total USD Bond Market ETF	124,785,776	5,654,432	(38,948,300)	(889,138)	(3,697,724)	86,905,046	1,922,678	1,443,581	—
iShares MSCI EAFE Growth ETF	98,729,260	24,927,964	(723,301)	(42,624)	(10,999,586)	111,891,713	1,155,548	799,065	—
iShares MSCI EAFE Value ETF	111,211,128	5,718,884	(6,451,254)	(185,529)	(9,514,520)	100,778,709	1,920,692	1,723,694	—
iShares MSCI Emerging Markets ex China ETF	62,443,298	3,547,408	(448,301)	(32,576)	(5,905,016)	59,604,813	1,074,929	1,058,169	—
iShares MSCI U.S.A. Momentum Factor ETF	—	48,522,402	(148,037)	(2,957)	(1,532,169)	46,839,239	226,364	169,150	—
iShares MSCI U.S.A. Quality Factor ETF	148,576,766	6,033,904	(1,015,064)	(14,597)	(1,130,104)	152,450,905	856,081	468,130	—
iShares S&P 500 Growth ETF	169,138,832	6,537,616	(14,238,020)	1,103,575	9,207,363	171,749,366	1,691,612	228,021	—
iShares S&P 500 Value ETF	98,393,942	4,317,467	(675,240)	(19,771)	(3,290,971)	98,725,427	517,212	548,109	—

Schedule of Investments (unaudited)  (continued)
December 31, 2024
BlackRock 80/20 Target Allocation Fund
Affiliates (continued)
Affiliated Issuer	Value at 09/30/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/24	Shares Held at 12/31/24	Income	Capital Gain Distributions from Underlying Funds
iShares U.S. Infrastructure ETF	$ 33,045,556	$ 1,402,272	$ (224,868)	$ (10,535)	$ (540,662)	$ 33,671,763	727,409	$ 164,918	$ —
iShares U.S. Technology ETF	32,930,348	1,278,904	(226,449)	(1,204)	1,721,529	35,703,128	223,816	14,796	—
				$ 4,034,536	$ (31,029,500)	$ 1,748,969,553		$ 11,162,414	$ 1,447,198
(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
(c)	As of period end, the entity is no longer held.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•    Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
•    Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
•    Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Investment Companies	$ 1,667,033,230	$ —	$ —	$ 1,667,033,230
Short-Term Securities
Money Market Funds	81,936,323	—	—	81,936,323
	$ 1,748,969,553	$ —	$ —	$ 1,748,969,553
Portfolio Abbreviation
ETF	Exchange-Traded Fund
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